Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

9.   Subsequent Events

On May 18, 2016, the Company filed an amended and restated certificate of incorporation (the “Restated Certificate”) with the Secretary of State of the State of Delaware in connection with the closing of its IPO. As set forth in the Restated Certificate, the Company’s authorized capital stock now consists of 200,000,000 shares of common stock, par value $0.01 per share, and 10,000,000 shares of preferred stock, par value $0.01 per share.

On May 18, 2016, upon the closing of the IPO, the Company issued warrants to acquire an aggregate of 1,520,269 shares of its common stock to certain of the investors party to that certain investors’ rights agreement dated March 10, 2014, as amended, pursuant to the terms of an amendment to such agreement dated April 26, 2016. The warrants issued to these investors are not exercisable until 180 days after May 12, 2016, and have an initial exercise price of $0.01 per share, which may increase to $1.00 per share under certain circumstances, and expire November 18, 2019.

15.   Subsequent Events
The Company has evaluated subsequent events from the balance sheet date through the date at which the consolidated financial statements were available to be issued, and determined there are no other items requiring disclosure.